Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 9,830	$ 7,095	$ 7,095
Change in valuation allowance	3,147	$ 1,403	2,735
Balance at end of the period	$ 12,977		$ 9,830